EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2017	June 30, 2016	December 31, 2016
Basic:
Net income available to stockholders	52,393	85,611	146,406
Diluted:
Net income available to stockholders	52,393	85,611	146,406
Interest and other expenses attributable to convertible bonds	4,571	9,151	15,310
Net income assuming dilution	56,964	94,762	161,716

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands)	June 30, 2017	June 30, 2016	December 31, 2016
Basic earnings per share:
Weighted average number of common shares outstanding	93,505	93,489	93,497
Diluted earnings per share:
Weighted average number of common shares outstanding	93,505	93,489	93,497
Effect of dilutive share options	15	—	—
Effect of dilutive convertible debt	12,410	27,935	14,543
Weighted average number of common shares outstanding assuming dilution	105,930	121,424	108,040

The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the issue in October 2016 of 5.75% senior unsecured convertible bonds. These shares are owned by the Company and will be returned on or before maturity of the bonds in 2021. In addition, the 5.75% senior unsecured convertible bonds issued in October 2016 were not dilutive at June 30, 2017.